SHARE CAPITAL (Disclosure of stock options calculated using Black-Scholes option pricing model) (Details) - Year	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	7.00%	7.00%
Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	70.00%	62.00%
Risk-free interest rate	2.40%	4.00%
Expected life	3	3
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	78.00%	77.00%
Risk-free interest rate	2.70%	4.50%
Expected life	5	5
Triera Biosciences Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield		0.00%
Expected forfeiture rate		0.00%
Risk-free interest rate		4.50%
Expected life		3
Triera Biosciences Ltd [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility		98.00%
Triera Biosciences Ltd [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility		120.00%